Financial Instruments (Details) - Schedule of Exposure to Foreign Currency Risk ₪ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Current assets
Cash	$ 899,000
Trade receivables	1,181,000
Advance to suppliers	1,048,227			$ 155,852
Current liabilities
Bank loan	(89,000)
Sale of future receipts	(1,468,000)
Accounts payable and accrued liabilities	(3,449,000)
Warrant liability	(156,000)
Total	(2,034,000)
10% fluctuation in exchange rate	(203,000)
USD [Member]
Current assets
Cash	462,000
Trade receivables	627,000
Advance to suppliers	1,048,000
Current liabilities
Bank loan	(89,000)
Sale of future receipts	(1,468,000)
Accounts payable and accrued liabilities	(1,701,000)
Warrant liability	(156,000)
Total	(1,277,000)
10% fluctuation in exchange rate	$ (128,000)
NIS [Member]
Current assets
Cash | ₪		₪ 325
Trade receivables | ₪		120
Advance to suppliers | ₪
Current liabilities
Bank loan | ₪
Sale of future receipts | ₪
Accounts payable and accrued liabilities | ₪		(1,601)
Warrant liability | ₪
Total | ₪		(1,156)
10% fluctuation in exchange rate | ₪		₪ (116)
CAD [Member]
Current assets
Cash			$ 112
Trade receivables			434
Advance to suppliers
Current liabilities
Bank loan
Sale of future receipts
Accounts payable and accrued liabilities			(147)
Warrant liability
Total			399
10% fluctuation in exchange rate			$ 40